CHINA BIOLOGIC PRODUCTS HOLDINGS, INC. (PARENT COMPANY)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
CHINA BIOLOGIC PRODUCTS, INC. (PARENT COMPANY)
NOTE 19 – CHINA BIOLOGIC PRODUCTS HOLDINGS, INC. (PARENT COMPANY)

The following represents condensed unconsolidated financial information of the Parent Company only:

Condensed Balance Sheets:

	December 31, 2018	December 31, 2017
	USD	USD
Cash	175,133,834	4,708,801
Time deposits	430,000,000	3,000,000
Prepayments and prepaid expenses	12,140,443	87,070
Total Current Assets	617,274,277	7,795,871
Property, plant and equipment, net	88	145
Investment in and amounts due from subsidiaries	1,139,337,487	634,245,590
Total Assets	1,756,611,852	642,041,606

Other payables and accrued expenses	4,544,071	3,559,211
Income tax payable - current	2,621,655	3,223,229
Total Current Liabilities	7,165,726	6,782,440
Income tax payable - non current	26,899,038	37,067,138
Other liabilities	497,489	-
Total Liabilities	34,562,253	43,849,578

Total Shareholders’ Equity	1,722,049,599	598,192,028

Total Liabilities and Shareholders’ Equity	1,756,611,852	642,041,606

Condensed Statements of Comprehensive Income:

	For the Years Ended
	December 31, 2018	December 31, 2017	December 31, 2016
	USD	USD	USD
Equity in income of subsidiaries	132,337,339	137,099,797	124,187,590
General and administrative expenses	(16,575,019)	(28,879,890)	(19,408,283)
Other income	5,271,797	13,495	-
Earnings before income tax expense	121,034,117	108,233,402	104,779,307
Income tax (benefits)/expense	(7,022,185)	40,290,367	-
Net Income	128,056,302	67,943,035	104,779,307

Condensed Statements of Cash Flows:

	For the Years Ended
	December 31, 2018	December 31, 2017	December 31, 2016
	USD	USD	USD
Net cash used in operating activities	(6,211,606)	(3,830,330)	(2,400,188)
Net cash used in investing activities	(404,812,895)	(3,000,000)	-
Net cash provided by financing activities	581,449,534	-	-
Net increase (decrease) in cash	170,425,033	(6,830,330)	(2,400,188)
Cash at beginning of year	4,708,801	11,539,131	13,939,319
Cash at end of year	175,133,834	4,708,801	11,539,131